Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Considers Directors and Officers

The Company’s related parties primarily consist of key management personnel. The Company considers directors and officers of Greenfire Resources Ltd. as key management personnel.

	Year ended	Year ended
($ thousands)	December 31, 2024	December 31, 2023
Salaries, benefits, and director fees	$5,946	$3,808